Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
U.S., foreign and state net operating loss carryforwards	$ 91,416	$ 84,102
Research and development credits	8,471	7,821
Capitalized start up and organizational costs	23	26
Equity based compensation	3,610	3,926
Licensing agreements	3,929	3,749
Section 174 R&D Capitalization	16,307	0
Lease Liability	227	0
Accruals and other	1,032	1,376
Total deferred tax assets	125,015	101,000
Valuation allowance	(124,695)	(100,893)
Net deferred tax assets	320	107
Deferred tax liabilities:
Property and equipment	(102)	(107)
ROU Asset	(218)	0
Total deferred tax liabilities	$ 0	$ 0